THE VANTAGEPOINT FUNDS

Supplement dated January 9, 2008 to the Statement of Additional Information dated
May 1, 2007, as revised October 30, 2007

This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the Statement of Additional Information.

The following should be read in conjunction with that found on page 36 under the section entitled “Management of the Trust-Information about the Officers and Directors.”

Mr. Robert A. Rudell, a director of The Vantagepoint Funds, no longer owns shares of the Goldman Sachs Global Alpha Fund PLC, an unregistered investment company managed by Goldman Sachs Asset Management, L.P and therefore the chart on page 36 is hereby deleted.

The following should be read with the information found under the section entitled “Additional Information Regarding Portfolio Managers.”

Barrow, Hanley, Mewhinney & Strauss, Inc.
The following should be read in conjunction with the information relating to accounts managed by portfolio managers found on page 61.

Richard Englander no longer serves as a co-portfolio manager of the Equity Income Fund and the information relating to accounts managed by Mr. Englander is deleted and replaced with the following information regarding accounts managed by the new co-portfolio manager of the Equity Income Fund, Mark Giambrone.

Other accounts managed by portfolio manager(s) as of October 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)

Equity Income Fund
Mark Giambrone	9	$4,205.2	1	$8.5	21	$1,694.4

Robert Chambers continues to serve as a co-portfolio manager of the Equity Income Fund and the information relating to accounts managed by Mr. Chambers remains unchanged.
Goldman Sachs Asset Management, L.P.
The following should be read in conjunction with the information relating to accounts managed by portfolio managers found on page 71.
Melissa Brown no longer serves as co-portfolio manager of the Growth and Select Value Funds and the information relating to accounts managed by Ms. Brown is deleted and replaced with the following information regarding accounts managed by the new co-portfolio manager of the Growth and Select Value Funds, Mark Carhart.

Other accounts managed by portfolio manager(s) as of August 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)

Growth Fund and Select Value Fund
Mark Carhart	6	$7.9 billion	45*	$33.9* billion	126* billion	$66.6*

*All of the Other Pooled Investment Vehicles accounts with aggregate assets of $33.9 billion in assets and all of the Other Accounts with aggregate assets of $66.6 billion have an advisory fee based upon performance.

Robert Jones continues to serve as a portfolio manager of the Growth and Select Value Funds and the information relating to accounts managed by Mr. Jones remains unchanged.
Mellon Capital Management Corporation
The following should be read in conjunction with the information relating to accounts managed by portfolio managers found on page 74.
Susan Ellison no longer serves as a portfolio manager to the 500 Stock Index, Broad Market Index, Mid/Small Company Index and Overseas Equity Index Funds and the information relating to accounts managed by Ms. Ellison is deleted.
Pacific Investment Management Company LLC
The following should be read in conjunction with the information relating to accounts managed by portfolio managers found on page 78.
John B. Brynjolfsson no longer serves as portfolio manager of the Inflation Protected Securities Fund and the information relating to accounts managed by Mr. Brynjolfsson is deleted and replaced with the following information regarding accounts managed by the new portfolio manager to the Inflation Protected Securties Fund, Mihir Worah.
Other accounts managed by portfolio manager(s) as of October 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)

Inflation Protected Securities Fund
Mihir Worah	0	$0	10	$2,134	32*	$9,325*

*Nine of these accounts with aggregate assets of $1,008 million have an advisory fee based upon the performance of the account.
The following should be read in conjunction with the information found in the section entitled “Portfolio Manager Ownership of Fund Shares” found on page 95.
As of December 31, 2007, none of the new portfolio managers identified above owned shares of Funds for which they provide portfolio management services.